LEASE - Balances reported in the consolidated balance sheets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)
Balances reported in the consolidated balance sheets related to the leases
Operating lease right-of-use assets	$ 243,859	$ 31,266	$ 208,863
Operating lease liabilities	$ 260,579		$ 222,231